Investment Strategy	Apr. 01, 2026
Defiance Gold Enhanced Options Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the SPDR Gold Shares (“GLD” or the “Underlying ETP”), subject to partial participation in increases in the price of GLD’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when GLD’s share price rises in value, based on the specific options it sold.

GLD is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of gold bullion. GLD is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act. The Fund gains indirect (synthetic) exposure to GLD by using options that reference GLD.

At least weekly, the Fund will sell call spreads on GLD, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If GLD’s share price rises above the upper strike price (the call spread cap), the Fund will profit from further upside appreciation in the value of GLD. However, as a result of its options strategies, the Fund will only partially participate in gains experienced by GLD. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

Rather than purchasing shares of GLD directly, the Fund creates synthetic exposure by combining long call options with short put options on GLD. Together, these positions are designed to replicate the price movements of GLD, subject to partial participation in any increase in the price of GLD. Alternatively, the Fund may also purchase deep in the money call options on GLD which provides similar exposure for the Fund. This synthetic exposure generally provides the Fund with investment exposure equal to approximately 100% of GLD over the term of the contracts.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling call options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in GLD, nor in gold bullion.

●	The Fund’s strategy will partially participate in gains should GLD shares increase in value.
●	The Fund’s strategy is subject to all potential losses if GLD shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in GLD shares.
●	The Fund does not invest directly in gold bullion.
●	Fund shareholders are not entitled to any dividends paid by GLD.

Additional information regarding GLD is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 50% of the Fund’s net assets and the market value of the options is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investments provides investment exposure to GLD such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

GLD

SPDR Gold Shares (“GLD”) is a grantor trust and its investment objective is to track the performance of the price of gold bullion, less the expenses of GLD’s operations. GLD is a passively-managed fund that primarily invests in gold and may also hold cash or cash equivalents. The investment strategy of GLD involves holding gold bullion, which is stored in secure vaults. GLD is listed on the NYSE Arca stock exchange. GLD’s holdings are predominantly in physical gold bullion, and it may occasionally hold a minimal amount of cash for short-term operational purposes.

Investors can access information about SPDR Gold Shares, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-267520 and 001-32356. This information, derived from GLD’s filings with the SEC, is essential for investors to understand GLD’s operations, investment strategy, and financial prospects. The description of GLD’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by SPDR Gold Shares and does not concern the shares of other securities or ETFs. All disclosures in this document regarding GLD are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries regarding such documents concerning GLD. They do not represent the accuracy or completeness of any publicly available documents or other information regarding GLD. Additionally, the Fund cannot guarantee that all events impacting GLD’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning GLD could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of GLD.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SPDR GOLD TRUST, GLD, WORLD GOLD TRUST SERVICES, LLC, S&P DOW JONES INDICES LLC, OR STATE STREET CORPORATION.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SPDR Gold Trust, GLD, World Gold Trust Services, LLC, S&P Dow Jones Indices LLC, or State Street Corporation. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares.
Defiance Silver Enhanced Options Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the iShares Silver Trust (“SLV” or the “Underlying ETP”), subject to partial participation in increases in the price of SLV’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when SLV’s share price rises in value, based on the specific options it sold.

SLV is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of Silver bullion. SLV is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act. The Fund gains indirect (synthetic) exposure to SLV by using options that reference SLV.

At least weekly, the Fund will sell call spreads on SLV, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If SLV’s share price rises above the upper strike price (the call spread cap), the Fund will profit from further upside appreciation in the value of SLV. However, as a result of its options strategies, the Fund will only partially participate in gains experienced by SLV. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

Rather than purchasing shares of SLV directly, the Fund creates synthetic exposure by combining long call options with short put options on SLV. Together, these positions are designed to replicate the price movements of SLV, subject to partial participation in any increase in the price of SLV. Alternatively, the Fund may also purchase deep in the money call options on SLV which provides similar exposure for the Fund. This synthetic exposure generally provides the Fund with investment exposure equal to approximately 100% of SLV over the term of the contracts.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling call options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in SLV, nor in Silver bullion.

●	The Fund’s strategy will partially participate in gains should SLV shares increase in value.
●	The Fund’s strategy is subject to all potential losses if SLV shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in SLV shares.
●	The Fund does not invest directly in Silver bullion.
●	Fund shareholders are not entitled to any dividends paid by SLV.

Additional information regarding SLV is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 50% of the Fund’s net assets and the market value of the options is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investments provides investment exposure to SLV such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

SLV

iShares Silver Trust’s (“SLV”) is a grantor trust and its investment objective is to reflect generally the performance of the price of Silver, before payment of SLV’s expenses and liabilities. SLV is a passively-managed fund that primarily invests in Silver and may also hold cash. The investment strategy of SLV involves holding Silver bullion, which is stored in secure vaults. SLV is listed on the NYSE Arca stock exchange.

SLV’s shares are backed by SLV’s assets. SLV’s arrangements with its custodian contemplate that at the end of each business day there can be in SLV’s account maintained by the custodian no more than 1,100 ounces of silver in an unallocated form. Accordingly, the bulk of SLV’s silver holdings is represented by physical silver, identified on the custodian’s books in allocated and unallocated accounts on behalf of SLV.

Investors can access information about SLV, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC Registration Nos. 333-268747 and 001-32863. This information, derived from SLV’s filings with the SEC, is essential for investors to understand SLV’s operations, investment strategy, and financial prospects. The description of SLV’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by SLV and does not concern the shares of other securities or ETFs. All disclosures in this document regarding SLV are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning SLV. They do not represent the accuracy or completeness of any publicly available documents or other information regarding SLV. Additionally, the Fund cannot guarantee that all events impacting SLV’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures of or failure to disclose material future events concerning SLV could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SLV.

The Fund, Trust and Adviser, are not affiliated with iShares® Silver Trust (SLV), iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by iShares® Silver Trust (SLV), iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares.
Defiance Oil Enhanced Options Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the United States Oil Fund, LP (“USO” or the “Underlying ETP”), subject to partial participation in increases in the price of USO’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when USO’s share price rises in value, based on the specific options it sold.

USO is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of light, sweet crude oil. USO is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act. The Fund gains indirect (synthetic) exposure to USO by using options that reference USO.

At least weekly, the Fund will sell call spreads on USO, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If USO’s share price rises above the upper strike price (the call spread cap), the Fund will profit from further upside appreciation in the value of USO. However, as a result of its options strategies, the Fund will only partially participate in gains experienced by USO. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

Rather than purchasing shares of USO directly, the Fund creates synthetic exposure by combining long call options with short put options on USO. Together, these positions are designed to replicate the price movements of USO, subject to partial participation in any increase in the price of USO. Alternatively, the Fund may also purchase deep in the money call options on USO which provides similar exposure for the Fund. This synthetic exposure generally provides the Fund with investment exposure equal to approximately 100% of USO over the term of the contracts.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling call options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in USO, nor in oil.

●	The Fund’s strategy will partially participate in gains should USO shares increase in value.
●	The Fund’s strategy is subject to all potential losses if USO shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in USO shares.
●	The Fund does not invest directly in oil or oil reserves.
●	Fund shareholders are not entitled to any dividends paid by USO.

Additional information regarding USO is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 50% of the Fund’s net assets and the market value of the options is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investments provides investment exposure to USO such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

USO

United States Oil Fund, LP’s (“USO”) investment objective is for the daily changes in percentage terms of its per share net asset value (“NAV”) to reflect the daily changes in percentage terms of the spot price of light, sweet crude oil delivered to Cushing, Oklahoma, as measured by the daily changes in the price of a specified short-term futures contract on light, sweet crude oil called the “Benchmark Oil Futures Contract,” plus interest earned on USO’s collateral holdings, less USO’s expenses. USO seeks to achieve its investment objective by investing so that the average daily percentage change in USO’s NAV for any period of 30 successive valuation days will be within plus/minus ten percent (10%) of the average daily percentage change in the price of the Benchmark Oil Futures Contract over the same period. USO is an exchange traded fund organized as a limited partnership that issues shares that trade on the NYSE Arca stock exchange.

Investors can access information about USO, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC Registration Nos. 333-272617 and 001-32834. This information, derived from USO’s filings with the SEC, is essential for investors to understand USO’s operations, investment strategy, and financial prospects. The description of USO’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by USO and does not concern the shares of other securities or ETFs. All disclosures in this document regarding USO are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning USO. They do not represent the accuracy or completeness of any publicly available documents or other information regarding USO. Additionally, the Fund cannot guarantee that all events impacting USO’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning USO could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of USO.

The Fund, Trust and Adviser are not affiliated with United States Oil Fund, LP (USO), or United States Commodity Funds LLC.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by United States Oil Fund, LP (USO), or United States Commodity Funds LLC. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares.
Defiance Treasury Enhanced Options Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the iShares 20+ Year Treasury Bond ETF (“TLT” or the “Underlying ETP”), subject to partial participation in increases in the value of TLT’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate options premiums from its options investments when TLT’s share price rises in value, based on the specific options it sold.

TLT is an ETF that generally seeks to track the performance of U.S. Treasury obligations with a maturity of twenty years or more. The Fund gains indirect (synthetic) exposure to TLT by using options that reference TLT.

At least weekly, the Fund will sell call spreads on TLT, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If TLT’s share price rises above the upper strike price (the call spread cap), the Fund will profit from further upside appreciation in the value of TLT. However, as a result of its options strategies, the Fund will only partially participate in gains experienced by TLT. Please see the prospectus section below entitled “Additional Information about the Fund” for a description of the Fund’s options strategies as well as options terminology.

Rather than purchasing shares of TLT directly, the Fund creates synthetic exposure by combining long call options with short put options on TLT. Together, these positions are designed to replicate the price movements of TLT, subject to partial participation in any increase in the price of TLT. Alternatively, the Fund may also purchase deep in the money call options on TLT which provides similar exposure for the Fund. This synthetic exposure generally provides the Fund with investment exposure equal to approximately 100% of TLT over the term of the contracts.

The Fund’s strategy focuses on making weekly cash distributions by generating options premiums. It does so by regularly selling call options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in more options premiums than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will be successful.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate income for the Fund.

An Investment in the Fund is not an investment in TLT, nor primarily in Treasury Bonds.

●	The Fund’s strategy will partially participate in gains should TLT shares increase in value.
●	The Fund’s strategy is subject to all potential losses if TLT shares decline, which may not be offset by options premiums received by the Fund.
●	The Fund does not invest directly in TLT shares.
●	Fund shareholders are not entitled to any dividends paid by TLT.

Additional information regarding TLT is set forth below.

Although the Fund does not seek to invest directly in the Underlying ETP, due to the non-cash settlement nature of the Fund’s options strategy, the Fund may be required to hold Underlying ETP shares from time to time. In that case, the Fund will generally seek to sell those holdings the same day (to seek to avoid potential adverse tax consequences to the Fund).

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions.

Additional Information

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 50% of the Fund’s net assets and the market value of the options is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investments provides investment exposure to TLT such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

TLT

iShares 20+ Year Treasury Bond ETF’s (“TLT”) investment objective is to seek to track the investment results of a benchmark index, which tracks the performance of U.S. Treasury obligations with a maturity of twenty years or more. As of February 28, 2025, this benchmark comprises 40 different issues.

The TLT benchmark index includes publicly-issued U.S. Treasury securities that have a remaining maturity of at least twenty years and an outstanding face value of $300 million or more, excluding those held by the Federal Reserve System. The securities within this index are all fixed-rate and denominated in U.S. dollars. It excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt whether backed by a government guarantee or not, and zero-coupon issues that are stripped from bonds with coupons. The index is calculated based on market value weighting, and its components are reviewed and updated on the last business day of each month.

Investors can access information about TLT, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC File Nos. 333-92935 and 811-09729. This information, derived from TLT’s filings with the SEC, is essential for investors to understand TLT’s operations, investment strategy, and financial prospects. The description of TLT’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by TLT and does not concern the shares of other securities or ETFs. All disclosures in this document regarding TLT are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning TLT. They do not represent the accuracy or completeness of any publicly available documents or other information regarding TLT. Additionally, the Fund cannot guarantee that all events impacting TLT’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning TLT could affect the value of these securities.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of TLT.

The Fund, Trust and Adviser are not affiliated with the iShares 20+ Year Treasury Bond ETF (TLT), or BlackRock Fund Advisors.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by the iShares 20+ Year Treasury Bond ETF (TLT), or BlackRock Fund Advisors. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares.